Derivative financial instruments - Weighted average exchange rates in significant hedging instruments (Details) - Foreign exchange risk	Sep. 30, 2020	Sep. 30, 2019
Cash-flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average rate	0.6687%	0.6929%
Cash-flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average rate	81.4507%	81.4507%
Cash-flow hedges | Cross currency swap | EUR:NZD
Financial instruments
Weighted average rate	0.616%	0.6079%
Cash-flow hedges | Cross currency swap | HKD:NZD
Financial instruments
Weighted average rate	4.967%	4.967%
Net Investment Hedging | Forward contract | NZD:AUD
Financial instruments
Weighted average rate	1.0838%	1.0545%
Parent Entity | Cash-flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average rate	0.6687%	0.6929%
Parent Entity | Cash-flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average rate	81.4507%	81.4507%
Parent Entity | Cash-flow hedges | Cross currency swap | CNH:AUD
Financial instruments
Weighted average rate	4.9492%	4.9328%
Parent Entity | Net Investment Hedging | Forward contract | NZD:AUD
Financial instruments
Weighted average rate	1.0904%	1.0546%